Schedule of warrants issued (Details) - 12 months ended Mar. 31, 2022		$ / shares shares	₨ / shares shares
Macquarie Corporate Holdings Pty Limited [Member]
IfrsStatementLineItems [Line Items]
Number of shares | shares	[1]	46,458	46,458
Date of issue	[1]	Jul. 24, 2015	Jul. 24, 2015
Exercise price | ₨ / shares	[1]		₨ 2,040.90
Expiration date	[1]	Jul. 24, 2023	Jul. 24, 2023
Macquarie Corporate Holdings Pty Limited [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[1]	$ 26.90
Innoven Capital [Member]
IfrsStatementLineItems [Line Items]
Number of shares | shares		154,000	154,000
Date of issue		Sep. 12, 2017	Sep. 12, 2017
Exercise price | ₨ / shares			₨ 910.44
Expiration date		Sep. 12, 2022	Sep. 12, 2022
Innoven Capital [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 12

[1]	On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194